UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3459

Signature, Place, and Date of Signing:

 George Travers     New York, NY     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $313,607 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    12499   321985 SH       SOLE                   321985        0        0
BELO CORP                      COM SER A        080555105     2505   254830 SH       SOLE                   254830        0        0
CALPINE CORP                   COM NEW          131347304    16214   787095 SH       SOLE                   787095        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     8883   538060 SH       SOLE                   538060        0        0
GENERAL MTRS CO                COM              37045V100    11814   424652 SH       SOLE                   424652        0        0
HALLIBURTON CO                 COM              406216101    12170   301175 SH       SOLE                   301175        0        0
HCA HOLDINGS INC               COM              40412C101     3393    83499 SH       SOLE                    83499        0        0
HUNTSMAN CORP                  COM              447011107    13065   702781 SH       SOLE                   702781        0        0
ICAHN ENTERPRISES LP           DEPOSITARY UNIT  451100101     5159    94652 SH       SOLE                    94652        0        0
INTL PAPER CO                  COM              460146103    12121   260215 SH       SOLE                   260215        0        0
ISHARES TR                     PUT              464287955    74800   880000 SH  PUT  SOLE                   880000        0        0
MACYS INC                      COM              55616P104     6317   150980 SH       SOLE                   150980        0        0
NRG ENERGY INC                 COM NEW          629377508    14655   553240 SH       SOLE                   553240        0        0
RYDER SYS INC                  COM              783549108     9655   161590 SH       SOLE                   161590        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     8550   204745 SH       SOLE                   204745        0        0
SPIRIT RLTY CAP INC            COM              84860F109    68756  3618763 SH       SOLE                  3618763        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    12239   471280 SH       SOLE                   471280        0        0
SUPERVALU INC                  COM              868536103     2973   589800 SH       SOLE                   589800        0        0
TELEPHONE & DATA SYS INC       COM NEW          879433829     9863   468095 SH       SOLE                   468095        0        0
U S AIRWAYS GROUP INC          COM              90341W108     7976   470000 SH       SOLE                   470000        0        0